Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current loans and borrowings	$ 45,240,939	$ 70,480,543
Current Loans And Borrowings	18,186,024	13,273,992
Derivative Financial Liabilities Not Designated as Hedging Instrument - Interest Rate Swap
Statement [Line Items]
Non-current loans and borrowings	0	663,107
Current Loans And Borrowings	0	385,607
Long Term Loans for Project Financing
Statement [Line Items]
Non-current loans and borrowings	45,240,939	63,236,342
Current Loans And Borrowings	10,995,045	12,273,579
Corporate bonds
Statement [Line Items]
Non-current loans and borrowings	0	6,581,094
Current Loans And Borrowings	5,084,348	0
Bank and Investment Accounts Overdrafts
Statement [Line Items]
Current Loans And Borrowings	2,106,631	7,127
Derivative Financial Liabilities Not Designated as Hedging Instrument - Stock Options
Statement [Line Items]
Current Loans And Borrowings	$ 0	$ 607,679